Shareholders’ equity	9 Months Ended
May 31, 2022
Shareholders’ equity

13.	Shareholders’ equity

a)	Share Capital

i)	Activity during the nine month period ended May 31, 2022:

On September 30, 2021, the Company issued 165,889 common shares at a fair value of $98 (value of outstanding liability settled) to settle outstanding fees owed totaling $98.

On January 20, 2022, the Company entered into a purchase agreement, where the Company, in its sole discretion, will have the right from time to time over a 36-month period to sell up to $10 million of its shares. Upon closing, the Company issued 909,901 common shares at a fair value of $373 (closing price of share on that date) to settle commitment fees related to the purchase agreement.

On January 26, 2022, the Company completed the sale of 17,948,718 common shares together with warrants to purchase 17,948,718 common shares for $7.0 million. The common shares and warrants were issued at $0.39 for each common share and a purchase warrant with the right of each whole warrant to purchase one common share at $0.44 for a period of five years from the issue date. The Company also issued 628,205 placement agent warrants with the same terms and incurred commission and other costs of $0.7 million out of which $0.09 million was allocated to the warrants and expensed in the condensed interim consolidated statements of earnings (loss) and comprehensive income (loss). The warrants issued with the common shares are classified as a liability (Note 12).

The placement agent warrants are considered an equity-settled share-based payment transaction and are measured at their fair value and classified as equity.

On May 31, 2022, the Company issued 1,723,620 common shares with a value of $1.2 million and cash payment of $0.5 million, as withholding taxes, to satisfy the $1.7 million liability associated with the Omnibus Equity Incentive Plan granted to certain senior management of the Company.

ii)	Activity during the year ended August 31, 2021:

On February 11, 2021, the Company completed the sale of 32,923,078 common shares together with warrants to purchase 16,461,539 common shares for $21.4 million. The common shares and warrants were issued at $0.65 for each common share and a purchase warrant with the right of each whole warrant to purchase one common share at $0.80 for a period of five years from the issue date. The Company also issued 1,152,307 broker warrants with the same terms and incurred commission and other costs of $1.8 million out of which $0.7 million was allocated to the warrants and expensed in the statement of comprehensive loss. The warrants issued with the common shares are classified as a liability (Note 12). The broker warrants are considered an equity-settled share-based payment transaction and are measured at their fair value and classified as equity.

On December 23, 2020, the Company completed the sale of 5,554,588 common shares together with warrants to purchase 2,777,268 common shares for $3.0 million in the aggregate. The common shares and warrants were issued at $0.54 for each common share and a one-half purchase warrant with the right of each whole warrant to purchase one common share at $1.50 for a period of three years from the issue date. The warrants are classified as equity.

During the year ended August 31, 2021, $7.0 million of Tranche A Convertible Debentures, representing the entire outstanding balance, were converted and retired resulting in the issuance of 12,150,447 common shares of the Company. The fair value of the convertible debentures at the dates of conversion was in aggregate of $7.0 million.

b)	Earnings (loss) per share:

For the three months and nine months period ended May 31, 2022 and 2021, share warrants and stock options were excluded from the calculation of diluted earnings per share due to the exercise prices being greater than the average market price of the Company’s common shares for the respective periods.

For the three and nine months period ended May 31, 2022, 3,872,000 and nil of the outstanding share options and 31,930,340 and 41,970,074 outstanding warrants were excluded from the computation of diluted earnings (loss) per share.